Employee benefits (Tables)	12 Months Ended
Dec. 31, 2014
Employee benefits
Change in benefit obligations, plan assets and funded status recognized in balance sheet

	2014	2013	2014	2013
($ in millions)	Defined pension benefits		Other postretirement benefits
Benefit obligation at January 1,	12,063	12,063	236	281
Service cost	243	249	1	1
Interest cost	409	373	10	9
Contributions by plan participants	81	81	—	—
Benefit payments	(632)	(612)	(14)	(15)
Benefit obligations of businesses acquired (divested)	(27)	7	—	—
Actuarial (gain) loss	1,536	(273)	14	(41)
Plan amendments and other	(64)	(50)	—	2
Exchange rate differences	(1,254)	225	(2)	(1)

Benefit obligation at December 31,	12,355	12,063	245	236

Fair value of plan assets at January 1,	10,930	10,282	—	—
Actual return on plan assets	918	621	—	—
Contributions by employer	308	403	14	15
Contributions by plan participants	81	81	—	—
Benefit payments	(632)	(612)	(14)	(15)
Plan assets of businesses acquired (divested)	(25)	—	—	—
Plan amendments and other	(68)	(57)	—	—
Exchange rate differences	(1,047)	212	—	—

Fair value of plan assets at December 31,	10,465	10,930	—	—

Funded status—underfunded	1,890	1,133	245	236

Amount recognized in Accumulated other comprehensive loss

	December 31,
	2014	2013	2012	2014	2013	2012
($ in millions)	Defined pension benefits			Other postretirement benefits
Net actuarial loss	(2,765)	(2,050)	(2,574)	(39)	(25)	(69)
Prior service (cost) credit	2	(21)	(32)	16	24	33

Amount recognized in OCI(1) and NCI(2)	(2,763)	(2,071)	(2,606)	(23)	(1)	(36)
Taxes associated with amount recognized in OCI(1) and NCI(2)	652	459	631	—	—	—

Amount recognized in OCI(1) and NCI(2), net of tax(3)	(2,111)	(1,612)	(1,975)	(23)	(1)	(36)

(1)	OCI represents "Accumulated other comprehensive loss".
(2)	NCI represents "Noncontrolling interests".
(3)	NCI, net of tax, amounted to $(3) million, $(3) million and $(7) million at December 31, 2014, 2013 and 2012, respectively.

Schedule of amounts recognized in balance sheet

	December 31,
	2014	2013	2014	2013
($ in millions)	Defined pension benefits		Other postretirement benefits
Overfunded plans	(42)	(66)	—	—
Underfunded plans—current	19	20	16	18
Underfunded plans—non-current	1,913	1,179	229	218

Funded status—underfunded	1,890	1,133	245	236

	December 31,
($ in millions)	2014	2013
Non-current assets
Overfunded pension plans	(42)	(66)
Other employee-related benefits	(28)	(27)

Prepaid pension and other employee benefits	(70)	(93)

	December 31,
($ in millions)	2014	2013
Current liabilities
Underfunded pension plans	19	20
Underfunded other postretirement benefit plans	16	18
Other employee-related benefits	40	44

Pension and other employee benefits (see Note 13)	75	82

	December 31,
($ in millions)	2014	2013
Non-current liabilities
Underfunded pension plans	1,913	1,179
Underfunded other postretirement benefit plans	229	218
Other employee-related benefits	252	242

Pension and other employee benefits	2,394	1,639

Difference of PBO and fair value of plan assets

	December 31,
	2014			2013
($ in millions)	PBO	Assets	Difference	PBO	Assets	Difference
PBO exceeds assets	11,576	9,644	1,932	11,054	9,855	1,199
Assets exceed PBO	779	821	(42)	1,009	1,075	(66)

Total	12,355	10,465	1,890	12,063	10,930	1,133

Difference of ABO and fair value of plan assets

	December 31,
	2014			2013
($ in millions)	ABO	Assets	Difference	ABO	Assets	Difference
ABO exceeds assets	9,921	8,091	1,830	9,112	8,161	951
Assets exceed ABO	1,948	2,374	(426)	2,482	2,769	(287)

Total	11,869	10,465	1,404	11,594	10,930	664

Component of net periodic benefit cost

	2014	2013	2012	2014	2013	2012
($ in millions)	Defined pension benefits			Other postretirement benefits
Service cost	243	249	221	1	1	1
Interest cost	409	373	396	10	9	11
Expected return on plan assets	(481)	(479)	(494)	—	—	—
Amortization of prior service cost (credit)	27	34	42	(9)	(9)	(9)
Amortization of net actuarial loss	99	136	98	—	4	4
Curtailments, settlements and special termination benefits	4	1	2	—	2	—

Net periodic benefit cost	301	314	265	2	7	7

Weighted-average assumptions, Benefit obligation

	December 31,
	2014	2013	2014	2013
(in %)	Defined pension benefits		Other postretirement benefits
Discount rate	2.61	3.58	3.49	4.17
Rate of compensation increase	1.65	1.81	—	—
Rate of pension increase	1.04	1.14	—	—

Weighted-average assumptions, Net periodic benefit cost

	2014	2013	2012	2014	2013	2012
(in %)	Defined pension benefits			Other postretirement benefits
Discount rate	3.58	3.22	3.91	4.17	3.35	4.07
Expected long-term rate of return on plan assets	4.60	4.79	5.38	—	—	—
Rate of compensation increase	1.81	1.71	1.62	—	—	—

Health care cost trend assumptions

	December 31,
	2014	2013
Health care cost trend rate assumed for next year	8.00%	8.15%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2028

One-percentage-point change in assumed health care cost trend rates

        A one-percentage-point change in assumed health care cost trend rates would have the following effects at December 31, 2014:

	1-percentage-point
($ in millions)	Increase	Decrease
Effect on total of service and interest cost	1	(1)
Effect on postretirement benefit obligation	22	(19)

Target asset allocation on weighted-average basis
Target percentage
Asset class
Equity	23
Fixed income	57
Real estate	11
Other	9

100

Fair value of pension plan assets by asset category

	December 31, 2014
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset class
Equity
Equity securities	433	—	—	433
Mutual funds/commingled funds	—	1,821	—	1,821
Emerging market mutual funds/commingled funds	—	487	—	487
Fixed income
Government and corporate securities	638	1,211	—	1,849
Government and corporate—mutual funds/commingled funds	—	3,521	—	3,521
Emerging market bonds—mutual funds/commingled funds	—	671	—	671
Insurance contracts	—	126	—	126
Cash and short-term investments	274	56	—	330
Private equity	—	—	136	136
Hedge funds	—	—	93	93
Real estate	—	94	842	936
Commodities	—	62	—	62

Total	1,345	8,049	1,071	10,465

	December 31, 2013
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset class
Equity
Equity securities	387	—	—	387
Mutual funds/commingled funds	—	2,287	—	2,287
Emerging market mutual funds/commingled funds	—	515	—	515
Fixed income
Government and corporate securities	586	1,011	—	1,597
Government and corporate—mutual funds/commingled funds	—	3,442	—	3,442
Emerging market bonds—mutual funds/commingled funds	—	645	—	645
Insurance contracts	—	69	—	69
Cash and short-term investments	143	505	—	648
Private equity	—	—	155	155
Hedge funds	—	—	158	158
Real estate	—	82	866	948
Commodities	—	47	32	79

Total	1,116	8,603	1,211	10,930

Reconciliation of assets fair value using significant unobservable inputs (Level 3)

($ in millions)	Private equity	Hedge funds	Real estate	Commodities	Total Level 3
Balance at January 1, 2013	164	153	830	35	1,182
Return on plan assets
Assets still held at December 31, 2013	6	28	10	(3)	41
Assets sold during the year	8	(7)	—	—	1
Purchases (sales)	(24)	(19)	4	—	(39)
Transfers into Level 3	—	—	8	—	8
Exchange rate differences	1	3	14	—	18

Balance at December 31, 2013	155	158	866	32	1,211

Return on plan assets
Assets still held at December 31, 2014	21	(3)	43	(5)	56
Assets sold during the year	3	8	—	—	11
Purchases (sales)	(39)	(59)	30	—	(68)
Transfers into Level 3	—	—	—	(27)	(27)
Exchange rate differences	(4)	(11)	(97)	—	(112)

Balance at December 31, 2014	136	93	842	—	1,071

Schedule of employer contributions to pension and other postretirement benefit plans

	2014	2013	2014	2013
($ in millions)	Defined pension benefits		Other postretirement benefits
Total contributions to defined benefit pension and other postretirement benefit plans	308	403	14	15
Of which, discretionary contributions to defined benefit pension plans	75	164	—	—

Expected future cash flows of pension and postretirement benefit plans (net of Medicare subsidies)

        The expected future cash flows to be paid by the Company's plans in respect of pension and other postretirement benefit plans (net of Medicare subsidies) at December 31, 2014, are as follows:

($ in millions)	Defined pension benefits	Other postretirement benefits
2015	644	17
2016	668	17
2017	633	17
2018	627	17
2019	627	17
Years 2020 - 2024	3,002	83